Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Cash and cash equivalents	$ 368,286	$ 282,246	$ 367,269	$ 263,747
Short-term cash deposits	36,000
Trade and other receivables	22,897	28,595
Amounts due from related parties	61	18
Derivative financial assets	38,608	2,509
Credit risk
Financial Risk Management
Cash and cash equivalents	368,286	282,246
Short-term cash deposits	36,000
Trade and other receivables	22,897	28,595
Amounts due from related parties	61	18
Derivative financial assets	$ 38,608	$ 2,509
Credit risk | Shell
Financial Risk Management
Percentage of revenue	31.00%	38.00%	57.20%